American Century Capital Portfolios, Inc.
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

EQUITY INCOME FUND * REAL ESTATE FUND

Supplement dated September 28, 2007 * Prospectuses dated August 1, 2007

THE FOLLOWING IS ADDED AS THE FIRST SECTION UNDER THE HEADING ADDITIONAL
POLICIES AFFECTING YOUR INVESTMENT:

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56787 0709

American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

GLOBAL GROWTH FUND * INTERNATIONAL GROWTH FUND

Supplement dated September 28, 2007 * Prospectuses dated April 1, 2007

American Century Capital Portfolios, Inc.
PROSPECTUS SUPPLEMENT

LARGE COMPANY VALUE FUND * VALUE FUND

Supplement dated September 28, 2007 * Prospectuses dated August 1, 2007

American Century Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

SELECT FUND

Supplement dated September 28, 2007 * Prospectus dated March 1, 2007

American Century Strategic Asset Allocations, Inc.
PROSPECTUS SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND * STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Supplement dated September 28, 2007 * Prospectus dated April 1, 2007

THE FIRST PARAGRAPH OF ITALICIZED TYPE IS DELETED ON THE COVER OF THE
PROSPECTUSES.

THE FOLLOWING IS ADDED AS THE FIRST SECTION UNDER THE HEADING ADDITIONAL
POLICIES AFFECTING YOUR INVESTMENT:

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56784 0709